Label	Element	Value
C000139277 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.40%
C000139278 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.40%
C000020975 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000020977 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000020981 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000020978 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%